Loans and Allowance for Credit Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Loans and Allowance for Credit Losses

Note 3—Loans and Allowance for Credit Losses

The following table presents total loans outstanding by portfolio segment and class of financing receivable as of June 30, 2017 and December 31, 2016. Outstanding balances also include Acquired Noncredit Impaired (“ANCI”) loans, originated loans and Acquired Credit Impaired (“ACI”) loans net of any remaining purchase accounting adjustments. Information about ACI loans is presented separately in the “Acquired Credit-Impaired Loans” section of this Note.

	As of June 30, 2017
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$28,358	$49,880	$2,398,255	$2,476,493
Energy sector	—	—	902,265	902,265
Restaurant industry	—	—	985,218	985,218
Healthcare	6,273	2,909	378,650	387,832

Total commercial and industrial	34,631	52,789	4,664,388	4,751,808

Commercial Real Estate
Income producing	89,909	15,129	999,245	1,104,283
Land and development	559	1,600	43,846	46,005

Total commercial real estate	90,468	16,729	1,043,091	1,150,288

Consumer
Residential real estate	166,816	123,977	1,272,900	1,563,693
Other	1,383	2,941	63,175	67,499

Total consumer	168,199	126,918	1,336,075	1,631,192

Small Business Lending	—	10,282	196,922	207,204

Total (Gross of unearned discount and fees)	293,298	206,718	7,240,476	7,740,492

Unearned discount and fees	—	(3,734)	(20,137)	(23,871)

Total (Net of unearned discount and fees)	$293,298	$202,984	$7,220,339	$7,716,621

	As of December 31, 2016
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$31,709	$47,592	$2,337,364	$2,416,665
Energy sector	—	—	939,369	939,369
Restaurant industry	—	—	864,085	864,085
Healthcare	6,338	4,102	434,663	445,103

Total commercial and industrial	38,047	51,694	4,575,481	4,665,222

Commercial Real Estate
Income producing	96,673	18,354	886,676	1,001,703
Land and development	1,497	1,952	67,555	71,004

Total commercial real estate	98,170	20,306	954,231	1,072,707

Consumer
Residential real estate	186,375	145,747	1,125,048	1,457,170
Other	1,690	7,180	59,819	68,689

Total consumer	188,065	152,927	1,184,867	1,525,859

Small Business Lending	—	9,158	184,483	193,641

Total (Gross of unearned discount and fees)	324,282	234,085	6,899,062	7,457,429

Unearned discount and fees	—	(4,301)	(20,417)	(24,718)

Total (Net of unearned discount and fees)	$324,282	$229,784	$6,878,645	$7,432,711

(1)	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain restaurant, healthcare or services loan types.

Allowance for Credit Losses (“ACL”)

The ACL is management’s estimate of credit losses inherent in the loan portfolio at the balance sheet date. The Company has an established process to determine the adequacy of the ACL that assesses the losses inherent in our portfolio. While management attributes portions of the ACL to specific portfolio segments, the entire ACL is available to absorb credit losses inherent in the total loan portfolio.

The ACL process involves procedures that appropriately consider the unique risk characteristics of the loan portfolio segments based on management’s assessment of the underlying risks and cash flows. For each portfolio segment, losses are estimated collectively for groups of loans with similar characteristics, individually for impaired loans or, for ACI loans, based on the changes in cash flows expected to be collected on a pool or individual basis.

The level of the ACL is influenced by loan volumes, risk rating migration, historic loss experience influencing loss factors, and other conditions influencing loss expectations, such as economic conditions. The primary indicator of credit quality for the portfolio segments is its internal risk ratings. The assignment of loan risk ratings is the primary responsibility of the lending officer and is subject to independent review by internal credit review, which also performs ongoing, independent review of the risk management process. The risk management process includes underwriting, documentation and collateral control. Credit review is centralized and independent of the lending function. The credit review results are reported to senior management and the Board of Directors.

A summary of the activity in the ACL for the three and six months ended June 30, 2017 and 2016 is as follows:

	For the Three Months Ended June 30, 2017
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of March 31, 2017	$60,007	$10,555	$13,298	$4,444	$88,304
Provision for loan losses:
ACI loans	(46)	203	(755)	—	(598)
ANCI loans	578	(40)	(68)	11	481
Originated loans	3,884	2,428	493	13	6,818

Total provision	4,416	2,591	(330)	24	6,701

Charge-offs:
ACI loans	—	—	—	—	—
ANCI loans	—	—	27	47	74
Originated loans	2,551	—	134	120	2,805

Total charge-offs	2,551	—	161	167	2,879

Recoveries:
ACI loans	246	112	478	—	836
ANCI loans	8	—	75	27	110
Originated loans	109	2	25	7	143

Total recoveries	363	114	578	34	1,089

As of June 30, 2017	$62,235	$13,260	$13,385	$4,335	$93,215

	For the Six Months Ended June 30, 2017
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268
Provision for loan losses:
ACI loans	(183)	318	(1,071)	—	(936)
ANCI loans	608	(42)	8	(155)	419
Originated loans	9,088	2,753	944	219	13,004

Total provision	9,513	3,029	(119)	64	12,487

Charge-offs:
ACI loans	39	—	—	—	39
ANCI loans	34	—	151	47	232
Originated loans	2,788	—	251	120	3,159

Total charge-offs	2,861	—	402	167	3,430

Recoveries:
ACI loans	246	121	481	—	848
ANCI loans	16	—	104	182	302
Originated loans	633	7	56	44	740

Total recoveries	895	128	641	226	1,890

As of June 30, 2017	$62,235	$13,260	$13,385	$4,335	$93,215

ACL
ACI loans collectively evaluated for impairment	$1	$3,086	$6,640	$—	$9,727
ACI loans individually evaluated for impairment	199	7	218	—	424
ANCI loans collectively evaluated for impairment	890	201	55	257	1,403
ANCI loans individually evaluated for impairment	—	—	36	29	65
Originated loans collectively evaluated for impairment	47,991	9,966	6,436	4,044	68,437
Originated loans individually evaluated for impairment	13,154	—	—	5	13,159

ACL as of June 30, 2017	$62,235	$13,260	$13,385	$4,335	$93,215

Loans
ACI loan pools collectively evaluated for impairment	$24,335	$81,703	$168,199	$—	$274,237
ACI loans individually evaluated for impairment	10,296	8,765	—	—	19,061
ANCI loans collectively evaluated for impairment	52,789	16,729	125,313	9,935	204,766
ANCI loans individually evaluated for impairment	—	—	1,605	347	1,952
Originated loans collectively evaluated for impairment	4,535,886	1,043,091	1,335,785	196,224	7,110,986
Originated loans individually evaluated for impairment	128,502	—	290	698	129,490

Loans as of June 30, 2017	$4,751,808	$1,150,288	$1,631,192	$207,204	$7,740,492

	For the Three Months Ended June 30, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of March 31, 2016	$65,119	$9,731	$13,337	$2,564	$90,751
Provision for loan losses:
ACI loans	(174)	(334)	(864)	—	(1,372)
ANCI loans	(138)	63	77	20	22
Originated loans	13,183	324	873	1,441	15,821

Total provision	12,871	53	86	1,461	14,471

Charge-offs:
ACI loans	—	—	—	—	—
ANCI loans	—	—	67	—	67
Originated loans	17,877	—	120	142	18,139

Total charge-offs	17,877	—	187	142	18,206

Recoveries:
ACI loans	10	20	3	—	33
ANCI loans	12	—	34	2	48
Originated loans	—	—	50	—	50

Total recoveries	22	20	87	2	131

As of June 30, 2016	$60,135	$9,804	$13,323	$3,885	$87,147

	For the Six Months Ended June 30, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783
Provision for loan losses:
ACI loans	(2,140)	(113)	(1,141)	—	(3,394)
ANCI loans	(163)	26	155	(13)	5
Originated loans	23,835	1,708	1,127	1,662	28,332

Total provision	21,532	1,621	141	1,649	24,943

Charge-offs:
ACI loans	—	—	—	—	—
ANCI loans	—	—	190	—	190
Originated loans	17,877	—	303	142	18,322

Total charge-offs	17,877	—	493	142	18,512

Recoveries:
ACI loans	13	47	5	—	65
ANCI loans	23	—	71	5	99
Originated loans	620	—	149	—	769

Total recoveries	656	47	225	5	933

As of June 30, 2016	$60,135	$9,804	$13,323	$3,885	$87,147

ACL
ACI loans collectively evaluated for impairment	$102	$3,019	$7,601	$—	$10,722
ACI loans individually evaluated for impairment	—	—	283	—	283
ANCI loans collectively evaluated for impairment	285	253	80	298	916
ANCI loans individually evaluated for impairment	—	—	61	—	61
Originated loans collectively evaluated for impairment	48,459	6,532	5,254	3,587	63,832
Originated loans individually evaluated for impairment	11,289	—	44	—	11,333

ACL as of June 30, 2016	$60,135	$9,804	$13,323	$3,885	$87,147

Impaired Originated and ANCI Loans Including TDRs

The following includes certain key information about individually impaired originated and ANCI loans as of June 30, 2017 and December 31, 2016 and for the three and six months ended June 30, 2017 and 2016.

Originated and ANCI Loans Identified as Impaired

	As of June 30, 2017
(In thousands)	Recorded Investment in Impaired Loans (1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$12,818	$13,908	$—	$7,032	$6,428
Energy sector	84,073	91,988	—	71,012	5,239

Total commercial and industrial	96,891	105,896	—	78,044	11,667

Consumer
Residential real estate	1,107	1,114	—	38	—
Other	292	290	—	—	92

Total consumer	1,399	1,404	—	38	92

Total	$98,290	$107,300	$—	$78,082	$11,759

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$31,808	$38,172	$13,154	$20,709	$1,675
Consumer
Residential real estate	500	500	36	—	—
Small Business Lending	1,047	1,741	34	347	—

Total	$33,355	$40,413	$13,224	$21,056	$1,675

	As of December 31, 2016
(In thousands)	Recorded Investment in Impaired Loans (1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$12,334	$13,426	$—	$6,838	$1,363
Energy sector	99,200	103,322	—	85,149	8,465

Total commercial and industrial	111,534	116,748	—	91,987	9,828

Consumer
Residential real estate	437	435	—	—	—
Other	429	427	—	—	1

Total consumer	866	862	—	—	1

Small Business Lending	299	703	—	299	—

Total	$112,699	$118,313	$—	$92,286	$9,829

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$39,319	$45,243	$1,598	$28,228	$4,788
Consumer
Residential real estate	736	741	37	39	—
Small Business Lending	641	897	40	90	—

Total	$40,696	$46,881	$1,675	$28,357	$4,788

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

The related amount of interest income recognized for impaired loans was $445 thousand and $867 thousand for the three and six months ended June 30, 2017, respectively, compared to $13 thousand and $444 thousand for the same periods in 2016.

Generally, cash receipts on nonperforming loans are used to reduce principal rather than recorded as interest income. Past due status is determined based upon contractual terms. A nonaccrual loan may be returned to accrual status when repayment is reasonably assured and there has been demonstrated performance under the terms of the loan or, if applicable, under the terms of the restructured loan. Approximately $1.0 million and $1.2 million of contractual interest paid was recognized on the cash basis for the three and six months ended June 30, 2017, respectively, compared to $0.8 million and $1.0 million for same periods in 2016.

Average Recorded Investment in Impaired Originated and ANCI Loans

	Three Months Ended June 30,
	2017		2016
(In thousands)	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$12,697	$—	$8,184	$584
Energy sector	129,639	—	166,385	—

Total commercial and industrial	142,336	—	174,569	584

Consumer
Residential real estate	—	1,381	—	1,230
Other	319	—	368	—

Total consumer	319	1,381	368	1,230

Small Business Lending	625	358	—	426

Total	$143,280	$1,739	$174,937	$2,240

	Six Months Ended June 30,
	2017		2016
(In thousands)	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$12,576	$—	$10,897	$389
Energy sector	132,599	—	123,707	—

Total commercial and industrial	145,175	—	134,604	389

Consumer
Residential real estate	—	1,312	—	1,299
Other	356	—	347	—

Total consumer	356	1,312	347	1,299

Small Business Lending	601	368	—	437

Total	$146,132	$1,680	$134,951	$2,125

Included in impaired loans are loans considered to be TDRs. The Company attempts to work with borrowers when necessary to extend or modify loan terms to better align with the borrower’s ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. The Bank considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. Qualifying criteria and payment terms are structured by the borrower’s current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that the Company has granted a concession to the borrower. The Company may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future without the modification. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, principal forgiveness, forbearance, or other concessions. The assessments of whether a borrower is experiencing or will likely experience financial difficulty and whether a concession has been granted is highly subjective in nature, and management’s judgment is required when determining whether a modification is classified as a TDR. Current amendments to the accounting guidance preclude a creditor from using the effective interest rate test in the debtor’s guidance on restructuring of payables (ASC 470-60-55-10) when evaluating whether a restructuring constitutes a TDR.

All TDRs are reported as impaired. Impaired classification may be removed if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar credit at the time of restructuring. The majority of TDRs are classified as impaired loans for the remaining life of the loan. Nonperforming loans and impaired loans are defined differently. Some loans may be included in both categories, whereas other loans may only be included in one category.

Originated and ANCI Loans that were modified into TDRs

	For the Three Months Ended June 30, 2017
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Consumer
Residential real estate	1	$462	—	$—
Small Business Lending	1	148	—	—

Total	2	$610	—	$—

	For the Six Months Ended June 30, 2017
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$196	—	$—
Consumer
Residential real estate	1	462	—	—
Small Business Lending	1	148	—	—

Total	3	$806	—	$—

	For the Three Months Ended June 30, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Consumer
Other	1	$187	—	$—

Total	1	$187	—	$—

	For the Six Months Ended June 30, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
Energy sector	1	$7,024	—	$—
Consumer
Residential real estate	1	336	—	—
Other	1	187	—	—

Total consumer	2	523	—	—

Total	3	$7,547	—	$—

(1)	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.

	For the Three Months Ended June 30,
	2017		2016
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions	Forbearance Agreement	Modified Terms and/ or Other Concessions
Consumer
Residential real estate	—	1	—	—
Other	—	—	—	1

Total consumer	—	1	—	1
Small Business Lending	1	—	—	—

Total	1	1	—	1

	For the Six Months Ended June 30,
	2017		2016
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions	Forbearance Agreement	Modified Terms and/ or Other Concessions
Commercial and Industrial
General C&I	1	—	—	—
Energy sector	—	—	1	—

Total commercial and industrial	1	—	1	—
Consumer
Residential real estate	—	1	—	1
Other	—	—	—	1

Total consumer	—	1	—	2
Small Business Lending	1	—	—	—

Total	2	1	1	2

Residential Mortgage Loans in Process of Foreclosure

Included in loans are $2.1 million of consumer loans secured by single family residential real estate that are in process of foreclosure at both June 30, 2017 and December 31, 2016. Loans in process of foreclosure include those for which formal foreclosure proceedings are in process according to local requirements of the applicable jurisdiction. In addition to the single family residential real estate loans in process of foreclosure, the Company also held $5.5 million and $5.1 million of foreclosed single family residential properties in other real estate owned as of June 30, 2017 and December 31, 2016.

Credit Exposure in the Originated and ANCI Loan Portfolios

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of June 30, 2017 and December 31, 2016:

Commercial and Industrial credit exposure, based on internal risk rating:

	As of June 30, 2017
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,339,405	$685,087	$972,111	$379,834
Special mention	912	26,802	15,425	52
Substandard	64,541	176,992	—	—
Doubtful	—	14,995	—	—

Total originated loans	2,404,858	903,876	987,536	379,886

ANCI Loans
Pass	43,649	—	—	2,915
Substandard	6,619	—	—	—

Total ANCI loans	50,268	—	—	2,915

Total	$2,455,126	$903,876	$987,536	$382,801

	As of December 31, 2016
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,279,481	$670,696	$849,546	$426,276
Special mention	36,419	30,433	16,169	9,479
Substandard	26,968	239,457	—	—
Doubtful	—	789	—	—

Total originated loans	2,342,868	941,375	865,715	435,755

ANCI Loans
Pass	47,269	—	—	4,114
Substandard	521	—	—	—

Total ANCI loans	47,790	—	—	4,114

Total	$2,390,658	$941,375	$865,715	$439,869

Commercial Real Estate credit exposure, based on internal risk rating:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Originated Loans
Pass	$1,000,424	$43,984	$888,608	$67,742
Special mention	1,359	21	—	23

Total originated loans	1,001,783	44,005	888,608	67,765

ANCI Loans
Pass	15,158	1,311	18,410	1,618
Substandard	26	311	—	341

Total ANCI loans	15,184	1,622	18,410	1,959

Total	$1,016,967	$45,627	$907,018	$69,724

Consumer credit exposure, based on internal risk rating:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Originated Loans
Pass	$1,274,710	$62,525	$1,126,679	$59,145
Special mention	381	860	422	455
Substandard	1,313	46	1,096	415

Total originated loans	1,276,404	63,431	1,128,197	60,015

ANCI Loans
Pass	120,001	2,911	141,349	7,151
Special mention	1,951	44	2,156	53
Substandard	2,488	3	2,775	4

Total ANCI loans	124,440	2,958	146,280	7,208

Total	$1,400,844	$66,389	$1,274,477	$67,223

Small Business credit exposure, based on internal risk rating:

	As of
(Recorded Investment in thousands)	June 30, 2017	December 31, 2016
Originated Loans
Pass	$193,993	$182,021
Special mention	2,104	1,807
Substandard	1,240	1,116
Doubtful	34	—

Total originated loans	197,371	184,944
ANCI Loans
Pass	9,656	8,407
Special mention	43	11
Substandard	604	764

Total ANCI loans	10,303	9,182

Total	$207,674	$194,126

The following provides an aging of past due originated and ANCI loans by portfolio segment and class of receivable as of June 30, 2017 and December 31, 2016:

Aging of Past due Originated and ANCI Loans

	As of June 30, 2017
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$—	$—	$—	$193	$—	$—	$6,839
Energy sector	—	—	—	86,462	—	—	6,567

Total commercial and industrial	—	—	—	86,655	—	—	13,406

Commercial Real Estate
Income producing	19	—	—	—	—	—	—
Consumer
Residential real estate	703	115	51	69	—	7	1,005
Other	492	24	—	—	—	—	—

Total consumer	1,195	139	51	69	—	7	1,005

Small Business Lending	162	42	—	65	93	5	74

Total	$1,376	$181	$51	$86,789	$93	$12	$14,485

ANCI Loans
Commercial and Industrial
General C&I	$—	$365	$—	$—	$64	$—	$—
Commercial Real Estate
Land and development	—	—	—	311	—	—	—
Income producing	—	1,100	—	—	—	—	—

Total commercial real estate	—	1,100	—	311	—	—	—

Consumer
Residential real estate	293	812	215	864	27	606	938
Other	1	—	—	—	—	—	—

Total consumer	294	812	215	864	27	606	938

Small Business Lending	22	—	30	123	57	—	370

Total	$316	$2,277	$245	$1,298	$148	$606	$1,308

	As of December 31, 2016
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$3,930	$—	$—	$—	$6,839	$—	$250
Energy sector	—	—	—	112,937	—	—	447

Total commercial and industrial	3,930	—	—	112,937	6,839	—	697

Commercial Real Estate
Income producing	4	—	—	—	—	—	—

Consumer
Residential real estate	1,388	239	244	344	—	—	454
Other	534	—	—	—	—	—	—

Total consumer	1,922	239	244	344	—	—	454

Small Business Lending	2,003	563	87	80	16	36	—

Total	$7,859	$802	$331	$113,361	$6,855	$36	$1,151

ANCI Loans
Commercial Real Estate
Land and development	$259	$—	$—	$—	$—	$341	$—

Commercial and Industrial
Services	—	—	—	80	—	—	—
Other	—	—	—	45	—	—	—

Total commercial and industrial	—	—	—	125	—	—	—

Consumer
Residential real estate	1,522	839	252	1,083	30	—	1,619
Other	18	—	3	—	—	—	—

Total consumer	1,540	839	255	1,083	30	—	1,619

Small Business Lending	—	—	—	480	62	—	131

Total	$1,799	$839	$255	$1,688	$92	$341	$1,750

Acquired Credit Impaired (“ACI”) Loans

The excess of cash flows expected to be collected over the carrying value of ACI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:

•	Changes in interest rate indices for variable rate ACI loans—Expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;

•	Changes in prepayment assumptions—Prepayments affect the estimated life of ACI loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•	Changes in the expected principal and interest payments over the estimated life—Updates to expected cash flows are driven by the credit outlook and actions taken with borrowers.

Changes in the amount of accretable discount for ACI loans for the six months ended June 30, 2017 and 2016 were as follows:

Changes in Accretable Yield on ACI Loans

	For the Six Months Ended June 30,
(In thousands)	2017	2016
Balance at beginning of period	$98,728	$122,791
Maturities/payoff	(5,773)	(5,546)
Charge-offs	(90)	(68)
Foreclosure	(1,040)	(795)
Accretion	(12,406)	(16,728)
Reclass from nonaccretable difference due to increases in expected cash flow	6,369	8,318

Balance at end of period	$85,788	$107,972

Impaired ACI Loans and Pools Including TDRs

The following includes certain key information about individually impaired ACI loans and pooled ACI loans as of June 30, 2017 and December 31, 2016 and for the three and six months ended June 30, 2017 and 2016.

ACI Loans / Pools Identified as Impaired

	As of June 30, 2017
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
Healthcare	$6,312	$6,400	$184	$—	$—
Other	30,523	39,189	16	—	—

Total commercial and industrial	36,835	45,589	200	—	—

Commercial Real Estate
Income producing	88,726	119,649	1,977	—	28
Land and development	4,577	6,086	1,116	225	409

Total commercial real estate	93,303	125,735	3,093	225	437

Consumer
Residential real estate	32,580	49,209	6,559	—	21
Other	1,785	2,881	299	—	2

Total consumer	34,365	52,090	6,858	—	23

Total	$164,503	$223,414	$10,151	$225	$460

	As of December 31, 2016
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
Healthcare	$5,648	$5,853	$160	$—	$—
Other	9,904	22,403	16	1,818	—

Total commercial and industrial	15,552	28,256	176	1,818	—

Commercial Real Estate
Income producing	42,361	60,378	1,312	1,571	609
Land and development	11,067	22,568	1,342	274	604

Total commercial real estate	53,428	82,946	2,654	1,845	1,213

Consumer
Residential real estate	42,174	46,946	7,046	—	5
Other	2,121	3,229	401	—	10

Total consumer	44,295	50,175	7,447	—	15

Total	$113,275	$161,377	$10,277	$3,663	$1,228

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

ACI Loans that Were Modified into TDRs

There were no ACI loans modified into a TDR for the three and six months ended June 30, 2017. In the six months ended June 30, 2016, there was one ACI loan modified into a TDR with a recorded investment of $947 thousand. The loan was income producing commercial real estate. There were no ACI TDRs experiencing payment default during the three and six months ended June 30, 2017 and 2016. Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and interest payments.

Credit Exposure in the ACI Portfolio

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of June 30, 2017 and December 31, 2016:

ACI Loans by Risk Rating / Delinquency Stratification

Commercial and Industrial credit exposure on ACI loans, based on internal risk rating:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Healthcare	Other	Healthcare	Other
Pass	$—	$25,828	$5,648	$26,634
Special mention	—	873	—	939
Substandard	6,312	2,562	—	5,484
Doubtful	—	34	—	33

Total	$6,312	$29,297	$5,648	$33,090

Commercial Real Estate credit exposure on ACI loans, based on internal risk rating:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Pass	$84,995	$8,421	$80,463	$7,254
Special mention	1,426	712	5,813	933
Substandard	6,156	1,402	13,591	3,240

Total	$92,577	$10,535	$99,867	$11,427

Consumer credit exposure, based on internal risk rating:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Pass	$144,156	$1,564	$157,762	$1,821
Special mention	3,429	13	3,655	14
Substandard	21,785	211	27,586	287

Total	$169,370	$1,788	$189,003	$2,122

Consumer credit exposure on ACI loans, based on past due status:

	As of June 30, 2017		As of December 31, 2016
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
0 – 29 Days Past Due	$155,187	$1,619	$171,457	$1,871
30 – 59 Days Past Due	3,027	123	4,070	134
60 – 89 Days Past Due	1,426	4	1,939	25
90 – 119 Days Past Due	384	—	622	36
120 + Days Past Due	9,346	42	10,915	56

Total	$169,370	$1,788	$189,003	$2,122

Note 3—Loans and Allowance for Credit Losses

The following table presents total loans outstanding by portfolio segment and class of financing receivable as of December 31, 2016 and 2015. Outstanding balances also include Acquired Noncredit Impaired (“ANCI”) loans, originated loans and Acquired Credit Impaired (“ACI”) loans net of any remaining purchase accounting adjustments and all acquired loans covered under a loss sharing agreement with the FDIC. Information about ACI loans is presented separately in the “Acquired Credit-Impaired Loans” section of this Note.

	As of December 31, 2016
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$31,709	$47,592	$2,337,364	$2,416,665
Energy sector	—	—	939,369	939,369
Restaurant industry	—	—	864,085	864,085
Healthcare	6,338	4,102	434,663	445,103

Total commercial and industrial	38,047	51,694	4,575,481	4,665,222

Commercial Real Estate
Income producing	96,673	18,354	886,676	1,001,703
Land and development	1,497	1,952	67,555	71,004

Total commercial real estate	98,170	20,306	954,231	1,072,707

Consumer
Residential real estate	186,375	145,747	1,125,048	1,457,170
Other	1,690	7,180	59,819	68,689

Total consumer	188,065	152,927	1,184,867	1,525,859

Small Business Lending	—	9,158	184,483	193,641

Total (Gross of unearned discount and fees)	324,282	234,085	6,899,062	7,457,429

Unearned discount and fees	—	(4,301)	(20,417)	(24,718)

Total (Net of unearned discount and fees)	$324,282	$229,784	$6,878,645	$7,432,711

	As of December 31, 2015
(In thousands)	ACI	ANCI	Originated	Total
Commercial and Industrial
General C&I(1)	$55,278	$55,320	$2,272,750	$2,383,348
Energy sector	—	—	1,067,990	1,067,990
Restaurant industry	—	—	626,197	626,197
Healthcare	6,715	8,396	446,792	461,903

Total commercial and industrial	61,993	63,716	4,413,729	4,539,438

Commercial Real Estate
Income producing	129,914	27,185	674,263	831,362
Land and development	4,581	2,726	57,239	64,546

Total commercial real estate	134,495	29,911	731,502	895,908

Consumer
Residential real estate	235,131	190,794	830,925	1,256,850
Other	2,525	5,947	84,821	93,293

Total consumer	237,656	196,741	915,746	1,350,143

Small Business Lending	—	11,295	140,047	151,342

Total (Gross of unearned discount and fees)	434,144	301,663	6,201,024	6,936,831

Unearned discount and fees	—	(5,752)	(14,559)	(20,311)

Total (Net of unearned discount and fees)	$434,144	$295,911	$6,186,465	$6,916,520

Covered By FDIC Loss Sharing Agreements (2)	$147,236	$41,916	$—	$189,152

(1)	This category for ACI loans includes all pooled commercial and industrial loans which may contain certain energy, restaurant, healthcare or services loan types.
(2)	As of December 31, 2012, the Company had submitted claims in excess of the first threshold of $347 million and had been reimbursed the 80% of the covered losses by the FDIC up to this initial threshold. Subsequent claims between $347 million and $504 million are not reimbursable under the loss share agreement. On January 5, 2016, a settlement agreement was finalized with the FDIC to end the loss share agreement at a nominal cost and the Company had no FDIC indemnification asset recorded as of December 31, 2016 and 2015.

Allowance for Credit Losses (“ACL”)

The ACL is management’s estimate of credit losses inherent in the loan portfolio at the balance sheet date. The Company has an established process to determine the adequacy of the ACL that assesses the losses inherent in our portfolio (See Note 1). While management attributes portions of the ACL to specific portfolio segments, the entire ACL is available to absorb credit losses inherent in the total loan portfolio.

The ACL process involves procedures that appropriately consider the unique risk characteristics of the loan portfolio segments based on management’s assessment of the underlying risks and cash flows. For each portfolio segment, losses are estimated collectively for groups of loans with similar characteristics, individually for impaired loans or, for ACI loans, based on the changes in cash flows expected to be collected on a pool or individual basis.

The level of the ACL is influenced by loan volumes, risk rating migration, historic loss experience influencing loss factors, and other conditions influencing loss expectations, such as economic conditions. The primary indicator of credit quality for the portfolio segments is its internal risk ratings. The assignment of loan risk ratings is the primary responsibility of the lending officer and is subject to independent review by internal credit review, which also performs ongoing, independent review of the risk management process. The risk management process includes underwriting, documentation and collateral control. Credit review is centralized and independent of the lending function. The credit review results are reported to senior management and the Board of Directors.

The following is a summary description of the risk ratings and a table summarizing the amount of loans by risk rating in each loan portfolio segment:

•	Pass. Loans within this risk rating are further categorized as follows:

•	Virtually Risk Free—Well-collateralized by cash equivalent instruments held by the Bank or supported by an abundance of repayment sources including liquidity currently sufficient to retire the loan.

•	Exceptional—Exceptional credits possess very low risk of loss. These loans are generally cash secured or are supported by larger corporate borrowers (with sufficient financial resources to qualify for an upper level investment rating from S&P or Moody’s).

•	Superior—Superior credits possess a low risk of loss. Superior borrowers possess liquid financial statements supported by superior financial strength and stability, including superior cash flow generation ability and significant levels of liquid assets combined with low to moderate levels of leverage.

•	Strong—Strong credits possess excellent credit quality supported by excellent, diverse sources of repayment including strong (full cycle) cash flow, persistently excellent liquidity and other assets comprising a strong net worth position that can be converted into liquid assets within the next twelve months.

•	Above Average—Above average credits are desirable because of their above average credit quality, and are supported by comfortable (full cycle) cash flow coverage, meaningful (currently existing) financial liquidity and moderate financial leverage maintained by financially sound borrowers.

•	Good—Good credits possess a minor weakness that causes them to possess slightly lower than average credit quality even though they also possess attributes (one or more strengths that can be built on) that make them preferable to satisfactory loans.

•	Satisfactory—Satisfactory credits generally meet the minimum requirements for an acceptable loan in a broad sense but their overall risk profile causes their credit quality to fall within the bottom quartile of all newly approved loans.

•	Pass Watch—A “watch” credit is a pass loan for which an additional policy exception may have arisen subsequent to its booking or has been previously extended to a borrower and now shows signs of weakness in the overall base of financial resources available to repay the loan. However, demonstrated mitigating factors exist that contribute to the reduction of the risk of delinquency or loss.

•	Special Mention—A “special mention” loan has identified potential weaknesses that are of sufficient materiality to require management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the Bank’s credit position at some future date. Special mention assets contain greater than acceptable risk to warrant increases in credit exposure and are thus considered non-pass rated credits.

•	Substandard High—A “substandard high” loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged, if any. Loans classified as substandard high possess well-defined weaknesses that are expected to jeopardize their liquidation but the weaknesses have not progressed to a point where payments on the loan have become consistently late or where repayment is not expected to be protracted relative to contractual terms. Loans in this category are generally in accrual status.

•

Substandard Low—A “substandard low” loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged, if any. Loans classified as substandard low possess well-defined weaknesses that are expected to jeopardize their liquidation and have progressed to a point where payments on the loan have become consistently late or possess other significant delays for orderly repayment. Loans in this category generally are in nonaccrual status.

•	Doubtful—Loans classified as “doubtful” possess all of the weaknesses inherent in loans classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable or improbable based on currently existing facts, conditions and values. Loans rated as doubtful are not rated as loss because certain events may occur that could salvage the debt. Loans in this category are required to be on nonaccrual.

•	Loss—Loans classified “loss” are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty (30) days or calendar quarter-end.

A summary of the activity in the ACL for the years ended December 31, 2016, 2015 and 2014 is as follows:

	For the Year Ended December 31, 2016
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783
Provision for loan losses:
ACI loans	(2,073)	(904)	(491)	—	(3,468)
ANCI loans	(169)	(85)	225	(10)	(39)
Originated loans	46,024	2,378	1,772	2,681	52,855

Total provision	43,782	1,389	1,506	2,671	49,348

Charge-offs:
ACI loans	—	—	1,092	—	1,092
ANCI loans	—	—	367	—	367
Originated loans	46,367	—	635	841	47,843

Total charge-offs	46,367	—	2,094	841	49,302

Recoveries:
ACI loans	20	474	10	—	504
ANCI loans	43	101	168	9	321
Originated loans	1,386	3	225	—	1,614

Total recoveries	1,449	578	403	9	2,439

As of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268

ACL
ACI loans collectively evaluated for impairment	$176	$2,652	$7,215	$—	$10,043
ACI loans individually evaluated for impairment	—	3	232	—	235
ANCI loans collectively evaluated for impairment	299	243	94	272	908
ANCI loans individually evaluated for impairment	—	—	37	33	70
Originated loans collectively evaluated for impairment	52,615	7,205	5,687	3,900	69,407
Originated loans individually evaluated for impairment	1,598	—	—	7	1,605

ACL as of December 31, 2016	$54,688	$10,103	$13,265	$4,212	$82,268

Loans
ACI loan pools collectively evaluated for impairment	$26,276	$87,825	$187,668	$—	$301,769
ACI loans individually evaluated for impairment	11,772	10,345	396	—	22,513
ANCI loans collectively evaluated for impairment	51,694	20,306	151,759	8,769	232,528
ANCI loans individually evaluated for impairment	—	—	1,168	389	1,557
Originated loans collectively evaluated for impairment	4,424,822	954,231	1,184,442	183,933	6,747,428
Originated loans individually evaluated for impairment	150,658	—	426	550	151,634

Loans as of December 31, 2016	$4,665,222	$1,072,707	$1,525,859	$193,641	$7,457,429

	For the Year Ended December 31, 2015
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520
Provision for loan losses:
ACI loans	(1,536)	(966)	(3,398)	—	(5,900)
ANCI loans	31	193	17	144	385
Originated loans	36,860	1,791	1,969	879	41,499

Total provision	35,355	1,018	(1,412)	1,023	35,984

Charge-offs:
ACI loans	9	123	26	—	158
ANCI loans	—	25	329	647	1,001
Originated loans	8,516	123	936	—	9,575

Total charge-offs	8,525	271	1,291	647	10,734

Recoveries:
ACI loans	16	331	242	—	589
ANCI loans	48	8	141	9	206
Originated loans	—	—	218	—	218

Total recoveries	64	339	601	9	1,013

As of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783

ACL
ACI loans collectively evaluated for impairment	$2,062	$3,084	$8,688	$—	$13,834
ACI loans individually evaluated for impairment	168	—	332	—	500
ANCI loans collectively evaluated for impairment	425	227	65	285	1,002
ANCI loans individually evaluated for impairment	—	—	40	21	61
Originated loans collectively evaluated for impairment	48,666	4,825	4,325	2,067	59,883
Originated loans individually evaluated for impairment	4,503	—	—	—	4,503

ACL as of December 31, 2015	$55,824	$8,136	$13,450	$2,373	$79,783

Loans
ACI loan pools collectively evaluated for impairment	$41,175	$105,605	$235,474	$—	$382,254
ACI loans individually evaluated for impairment	20,818	28,890	2,182	—	51,890
ANCI loans collectively evaluated for impairment	63,716	29,911	195,307	10,836	299,770
ANCI loans individually evaluated for impairment	—	—	1,434	459	1,893
Originated loans collectively evaluated for impairment	4,339,618	731,502	915,442	140,047	6,126,609
Originated loans individually evaluated for impairment	74,111	—	304	—	74,415

Loans as of December 31, 2015	$4,539,438	$895,908	$1,350,143	$151,342	$6,936,831

	For the Year Ended December 31, 2014
(In thousands)	Commercial and Industrial	Commercial Real Estate	Consumer	Small Business	Total
As of December 31, 2013	$15,856	$12,307	$15,459	$647	$44,269
Provision for loan losses:
ACI loans	(1,931)	(2,901)	(1,191)	—	(6,023)
ANCI loans	(854)	(148)	1,838	830	1,666
Originated loans	15,557	679	1,450	789	18,475

Total provision	12,772	(2,370)	2,097	1,619	14,118

Charge-offs:
ACI loans	—	4,668	385	—	5,053
ANCI loans	190	—	2,266	293	2,749
Originated loans	843	—	662	—	1,505

Total charge-offs	1,033	4,668	3,313	293	9,307

Recoveries:
ACI loans	1,333	1,719	612	—	3,664
ANCI loans	2	62	388	15	467
Originated loans	—	—	309	—	309

Total recoveries	1,335	1,781	1,309	15	4,440

As of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520

ACL
ACI loans collectively evaluated for impairment	$2,528	$3,577	$11,812	$—	$17,917
ACI loans individually evaluated for impairment	1,229	266	391	—	1,886
ANCI loans collectively evaluated for impairment	348	51	259	205	863
ANCI loans individually evaluated for impairment	—	—	18	594	612
Originated loans collectively evaluated for impairment	21,685	3,156	3,065	1,189	29,095
Originated loans individually evaluated for impairment	3,140	—	7	—	3,147

ACL as of December 31, 2014	$28,930	$7,050	$15,552	$1,988	$53,520

Impaired Originated and ANCI Loans Including TDRs

The following includes certain key information about individually impaired originated and ANCI loans as of and for the years ended December 31, 2016 and 2015.

Originated and ANCI Loans Identified as Impaired

	As of December 31, 2016
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$12,334	$13,426	$—	$6,838	$1,363
Energy sector	99,200	103,322	—	85,149	8,465

Total commercial and industrial	111,534	116,748	—	91,987	9,828

Consumer
Residential real estate	437	435	—	—	—
Other	429	427	—	—	1

Total consumer	866	862	—	—	1

Small Business Lending	299	703	—	299	—

Total	$112,699	$118,313	$—	$92,286	$9,829

With allowance for credit losses recorded
Commercial and Industrial
Energy sector	$39,319	$45,243	$1,598	$28,228	$4,788
Consumer
Residential real estate	736	741	37	39	—
Small Business Lending	641	897	40	90	—

Total	$40,696	$46,881	$1,675	$28,357	$4,788

	As of December 31, 2015
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
With no related allowance for credit losses
Commercial and Industrial
General C&I	$10,120	$10,073	$—	$630	$3,727
Energy sector	31,107	37,175	—	31,062	10,253

Total commercial and industrial	41,227	47,248	—	31,692	13,980

Consumer
Residential real estate	758	761	—	84	—
Other	306	304	—	—	—

Total consumer	1,064	1,065	—	84	—

Small Business Lending	—	—	—	—	—

Total	$42,291	$48,313	$—	$31,776	$13,980

With allowance for credit losses recorded
Commercial and Industrial
General C&I	$6,202	$6,202	$124	$6,202	$10,071
Energy sector	26,952	30,097	4,379	16,653	9,215

Total commercial and industrial	33,154	36,299	4,503	22,855	19,286

Consumer
Residential real estate	680	678	40	—	—
Small Business Lending	459	1,063	21	459	—

Total	$34,293	$38,040	$4,564	$23,314	$19,286

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

Average Recorded Investment in Impaired Originated and ANCI Loans

	December 31,
	2016		2015		2014
(In thousands)	Originated	ANCI	Originated	ANCI	Originated	ANCI
Commercial and Industrial
General C&I	$10,859	$432	$6,347	$—	$—	$—
Energy sector	150,898	—	20,105	—	6,684	—

Total commercial and industrial	161,757	432	26,452	—	6,684	—

Commercial Real Estate
Income producing	—	—	—	—	10	—

Total commercial real estate	—	—	—	—	10	—

Consumer
Residential real estate	—	1,206	39	1,528	101	1,162
Other	398	—	273	—	—	—

Total consumer	398	1,206	312	1,528	101	1,162

Small Business Lending	138	409	27	696	—	1,264

Total	$162,293	$2,047	$26,791	$2,224	$6,795	$2,426

Included in impaired loans are loans considered TDRs. The Company attempts to work with borrowers when necessary to extend or modify loan terms to better align with the borrower’s ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. The Bank considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. Qualifying criteria and payment terms are structured by the borrower’s current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that the Company has granted a concession to the borrower. The Company may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future without the modification. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, principal forgiveness, forbearance, or other concessions. The assessments of whether a borrower is experiencing or will likely experience financial difficulty and whether a concession has been granted is highly subjective in nature, and management’s judgment is required when determining whether a modification is classified as a TDR. Current amendments to the accounting guidance preclude a creditor from using the effective interest rate test in the debtor’s guidance on restructuring of payables (paragraph 470-60-55-10) when evaluating whether a restructuring constitutes a TDR.

All TDRs are reported as impaired. Impaired classification may be removed if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar credit at the time of restructuring. The majority of TDRs are classified as impaired loans for the remaining life of the loan. Nonperforming loans and impaired loans are defined differently. Some loans may be included in both categories, whereas other loans may only be included in one category.

Originated and ANCI Loans that were modified into TDRs

	For the Year Ended December 31, 2016
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	1	$5,496	—	$—
Energy sector	5	38,113	—	—

Total commercial and industrial	6	43,609	—	—

Consumer
Residential real estate	1	334	—	—
Other	1	200	—	—

Total consumer	2	534	—	—
Small Business Lending	1	552	—	—

Total	9	$44,695	—	$—

	For the Year Ended December 31, 2015
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	3	$9,840	—	$—
Energy sector	2	16,619	—	—

Total commercial and industrial	5	26,459	—	—

Consumer
Residential real estate	5	273	—	—
Other	1	306	—	—

Total consumer	6	579	—	—

Small Business Lending	—	—	2	459

Total	11	$27,038	2	$459

	For the Year Ended December 31, 2014
	During the Period		Default(1) during the Period
(In thousands)	Number of TDRs	Recorded Investment	Number of TDRs	Recorded Investment
Commercial and Industrial
General C&I	—	$—	—	$—
Energy sector	1	2,773	—	—

Total commercial and industrial	1	2,773	—	—

Consumer
Residential real estate	7	1,256	1	101
Other	—	—	—	—

Total consumer	7	1,256	1	101

Small Business Lending	1	176	2	1,078

Total	9	$4,205	3	$1,179

(1)	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.

	For the Year Ended December 31, 2016
	Number of Loans Modified by:
	Forbearance Agreement	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
General C&I	—	—	1
Energy sector	2	1	2

Total commercial and industrial	2	1	3

Consumer
Residential real estate	—	—	1
Other	—	—	1

Total consumer	—	—	2
Small Business Lending	—	1	—

Total	2	2	5

	For the Year Ended December 31, 2015
	Number of Loans Modified by:
	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
General C&I	—	3
Energy sector	—	2

Total commercial and industrial	—	5

Consumer
Residential real estate	5	—
Other	—	1

Total consumer	5	1

Total	5	6

	For the Year Ended December 31, 2014
	Number of Loans Modified by:
	Forbearance Agreement	Rate Concession	Modified Terms and/ or Other Concessions
Commercial and Industrial
Energy sector	—	1	—

Consumer
Residential real estate	5	1	1

Small Business Lending	1	—	—

Total	6	2	1

Credit Exposure in the Originated and ANCI Loan Portfolios

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of December 31, 2016 and 2015:

Commercial Real Estate credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Originated Loans
Pass	$888,608	$67,742	$660,489	$72,375
Special mention	—	23	—	—
Substandard	—	—	84	—

Total originated loans	888,608	67,765	660,573	72,375

ANCI Loans
Pass	18,410	1,618	27,242	2,391
Special mention	—	—	—	148
Substandard	—	341	—	191

Total ANCI loans	18,410	1,959	27,242	2,730

Total	$907,018	$69,724	$687,815	$75,105

Commercial and Industrial credit exposure, based on internal risk rating:

	As of December 31, 2016
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,279,481	$670,696	$849,546	$426,276
Special mention	36,419	30,433	16,169	9,479
Substandard	26,968	239,457	—	—
Doubtful	—	789	—	—

Total originated loans	2,342,868	941,375	865,715	435,755

ANCI Loans
Pass	47,269	—	—	4,114
Special Mention	—	—	—	—
Substandard	521	—	—	—

Total ANCI loans	47,790	—	—	4,114

Total	$2,390,658	$941,375	$865,715	$439,869

	As of December 31, 2015
(Recorded Investment in thousands)	General C&I	Energy	Restaurant	Healthcare
Originated Loans
Pass	$2,221,218	$724,011	$601,996	$442,117
Special mention	14,056	104,781	25,313	212
Substandard	42,705	241,032	—	5,097

Total originated loans	2,277,979	1,069,824	627,309	447,426

ANCI Loans
Pass	53,233	—	—	8,389
Special Mention	500	—	—	—
Substandard	1,855	—	—	23

Total ANCI loans	55,588	—	—	8,412

Total	$2,333,567	$1,069,824	$627,309	$455,838

Consumer credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Originated Loans
Pass	$1,126,679	$59,145	$830,883	$82,976
Special mention	422	455	1,921	1,146
Substandard	1,096	415	358	963

Total originated loans	1,128,197	60,015	833,162	85,085

ANCI Loans
Pass	141,349	7,151	186,278	5,923
Special mention	2,156	53	2,197	39
Substandard	2,775	4	2,979	14

Total ANCI loans	146,280	7,208	191,454	5,976

Total	$1,274,477	$67,223	$1,024,616	$91,061

Small Business credit exposure, based on internal risk rating:

	As of December 31,
(Recorded Investment in thousands)	2016	2015
Originated Loans
Pass	$182,021	$138,306
Special mention	1,807	1,310
Substandard	1,116	762

Total originated loans	184,944	140,378

ANCI Loans
Pass	8,407	10,368
Special mention	11	8
Substandard	764	945

Total ANCI loans	9,182	11,321

Total	$194,126	$151,699

The following provides an aging of past due originated and ANCI loans by portfolio segment and class of receivable as of December 31, 2016 and 2015:

Aging of Past due Originated and ANCI Loans

	As of December 31, 2016
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$3,930	$—	$—	$—	$6,839	$—	$250
Energy sector	—	—	—	112,937	—	—	447

Total commercial and industrial	3,930	—	—	112,937	6,839	—	697

Commercial Real Estate
Income producing	4	—	—	—	—	—	—

Consumer
Residential real estate	1,388	239	244	344	—	—	454
Other	534	—	—	—	—	—	—

Total consumer	1,922	239	244	344	—	—	454

Small Business Lending	2,003	563	87	80	16	36	—

Total	$7,859	$802	$331	$113,361	$6,855	$36	$1,151

ANCI Loans
Commercial and Industrial
General C&I	$—	$—	$—	$125	$—	$—	$—
Commercial Real Estate
Land and development	259	—	—	—	—	341	—
Consumer
Residential real estate	1,522	839	252	1,083	30	—	1,619
Other	18	—	3	—	—	—	—

Total consumer	1,540	839	255	1,083	30	—	1,619

Small Business Lending	—	—	—	480	62	—	131

Total	$1,799	$839	$255	$1,688	$92	$341	$1,750

	As of December 31, 2015
	Accruing Loans			Non-Accruing Loans
(Recorded Investment in thousands)	30-59 DPD	60-89 DPD	90+DPD	0-29 DPD	30-59 DPD	60-89 DPD	90+DPD
Originated Loans
Commercial and Industrial
General C&I	$12,947	$—	$—	$6,203	$—	$—	$1,012
Energy sector	—	—	—	44,256	3,503	—	—
Healthcare			300		—		—

Total commercial and industrial	12,947	—	300	50,459	3,503	—	1,012

Commercial Real Estate
Income producing	—	—	—	—	—	—	66
Land and development	8	—	—	—	—	—	—

Total commercial real estate	8	—	—	—	—	—	66

Consumer
Residential real estate	598	423	67	—	—	—	108
Other	94	20	11	—	—	—	—

Total consumer	692	443	78	—	—	—	108

Small Business Lending	225	45	—	11	—	—	79

Total	$13,872	$488	$378	$50,470	$3,503	$—	$1,265

ANCI Loans
Commercial and Industrial
General C&I	$47	$33	$—	$50	$—	$—	$—
Healthcare	23	—	—	—	—	—	—

Total commercial and industrial	70	33	—	50	—	—	—

Commercial Real Estate
Land and development	—	—	148	—	—	—	—
Consumer
Residential real estate	1,079	307	919	539	411	90	1,688
Other	20	1	1	—	9	—	—

Total consumer	1,099	308	920	539	420	90	1,688

Small Business Lending	113	417	—	523	—	70	151

Total	$1,282	$758	$1,068	$1,112	$420	$160	$1,839

Acquired Credit Impaired (“ACI”) Loans

The excess of cash flows expected to be collected over the carrying value of ACI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:

•	Changes in interest rate indices for variable rate ACI loans—Expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;

•	Changes in prepayment assumptions—Prepayments affect the estimated life of ACI loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•	Changes in the expected principal and interest payments over the estimated life—Updates to expected cash flows are driven by the credit outlook and actions taken with borrowers.

Changes in the amount of accretable discount for ACI loans for the years ended December 31, 2016 and 2015 were as follows:

Changes in Accretable Yield on ACI Loans

	For the Years Ended December 31,
(In thousands)	2016	2015	2014
Balance at beginning of year	$122,791	$163,631	$242,966
Maturities/payoff	(11,563)	(24,196)	(25,882)
Charge-offs	(286)	(183)	(1,054)
Foreclosure	(1,041)	(1,290)	(3,923)
Accretion	(30,870)	(46,042)	(66,801)
Reclass from nonaccretable difference due to increases in expected cash flow	19,697	30,871	18,325

Balance at end of year	$98,728	$122,791	$163,631

Impaired ACI Loans and Pools Including TDRs

The following includes certain key information about individually impaired ACI loans and pooled ACI loans as of and for the years ended December 31, 2016 and 2015.

ACI Loans / Pools Identified as Impaired

	As of December 31, 2016
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
General C&I	$9,904	$22,403	$16	$1,818	$—
Healthcare	5,648	5,853	160	—	—

Total commercial and industrial	15,552	28,256	176	1,818	—

Commercial Real Estate
Income producing	42,361	60,378	1,312	1,571	609
Land and development	11,067	22,568	1,342	274	604

Total commercial real estate	53,428	82,946	2,654	1,845	1,213

Consumer
Residential real estate	42,174	46,946	7,046	—	5
Other	2,121	3,229	401	—	10

Total consumer	44,295	50,175	7,447	—	15

Total	$113,275	$161,377	$10,277	$3,663	$1,228

	As of December 31, 2015
	ACI Loans / Pools Identified as Impaired
(In thousands)	Recorded Investment in Impaired Loans(1)	Unpaid Principal Balance	Related Specific Allowance	Nonaccrual Loans Included in Impaired Loans	Undisbursed Commitments
Commercial and Industrial
General C&I	$20,179	$31,551	$1,641	$8,210	$345
Healthcare	6,054	6,222	589	—	—

Total commercial and industrial	26,233	37,773	2,230	8,210	345

Commercial Real Estate
Income producing	49,858	66,632	1,883	2,631	2,075
Land and development	6,779	32,361	1,201	225	609

Total commercial real estate	56,637	98,993	3,084	2,856	2,684

Consumer
Residential real estate	207,641	227,511	8,492	—	11
Other	3,041	4,269	528	—	49

Total consumer	210,682	231,780	9,020	—	60

Total	$293,552	$368,546	$14,334	$11,066	$3,089

(1)	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.

ACI Loans that Were Modified into TDRs

In each of the years ended December 31, 2016, 2015 and 2014, there was one ACI loan modified in TDR each with a recorded investment of $954 thousand, $625 thousand and $1,854 thousand, respectively. Each of these loans were income producing commercial real estate. There were no TDRs experiencing payment default during the years ended December 31, 2016, 2015 and 2014. Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and interest payments.

Credit Exposure in the ACI Portfolio

The following provides information regarding the credit exposure by portfolio segment and class of receivable as of December 31, 2016 and 2015:

ACI Loans by Risk Rating / Delinquency Stratification

Commercial Real Estate credit exposure on ACI loans, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Income producing	Land and development	Income producing	Land and development
Pass	$80,463	$7,254	$101,297	$8,658
Special mention	5,813	933	2,699	1,171
Substandard	13,591	3,240	29,129	4,163
Doubtful	—	—	—	—

Total	$99,867	$11,427	$133,125	$13,992

Commercial and Industrial credit exposure on ACI loans, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	General C&I	Healthcare	General C&I	Healthcare
Pass	$26,634	$5,648	$40,087	$6,054
Special mention	939	—	2,004	—
Substandard	5,484	—	15,726	—
Doubtful	33	—	29	—

Total	$33,090	$5,648	$57,846	$6,054

Consumer credit exposure, based on internal risk rating:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
Pass	$157,762	$1,821	$206,193	$2,519
Special mention	3,655	14	1,162	16
Substandard	27,586	287	33,209	478

Total	$189,003	$2,122	$240,564	$3,013

Consumer credit exposure on ACI loans, based on past due status:

	As of December 31, 2016		As of December 31, 2015
(Recorded Investment in thousands)	Residential Real Estate	Other	Residential Real Estate	Other
0 – 29 Days Past Due	$171,457	$1,871	$218,317	$2,583
30 – 59 Days Past Due	4,070	134	3,957	127
60 – 89 Days Past Due	1,939	25	2,561	59
90 – 119 Days Past Due	622	36	650	1
120 + Days Past Due	10,915	56	15,079	243

Total	$189,003	$2,122	$240,564	$3,013